Employee costs (Tables)	12 Months Ended
Dec. 31, 2024
Employee costs
Schedule of Employee costs

	Year ended December 31,
	2024	2023	2022
	$’m	$’m	$’m
Wages and salaries	470	425	334
Social security costs	115	106	91
Defined benefit plan pension costs (note 21)	11	10	13
Defined contribution plan pension costs (note 21)	21	19	17
Group employee costs	617	560	455

Schedule of Employees

	At December 31,
Employees	2024	2023	2022
Europe	3,472	3,497	3,420
Americas	2,858	2,940	2,899
Group	6,330	6,437	6,319